Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 1.3%
Aerojet Rocketdyne Holdings, Inc. (A)	47,250	$ 1,949,063
Cubic Corp. (B)	31,750	1,333,500
Curtiss-Wright Corp.	16,850	1,501,672
Elbit Systems, Ltd. (B)	14,250	2,008,537
TransDigm Group, Inc.	4,000	1,726,320

		8,519,092

Airlines - 0.2%
Delta Air Lines, Inc.	57,800	1,443,266

Auto Components - 0.7%
Dana, Inc.	46,500	531,495
Gentex Corp.	33,500	904,165
Stoneridge, Inc. (A)	40,000	828,800
Visteon Corp. (A)	29,800	2,163,778

		4,428,238

Banks - 5.0%
Atlantic Union Bankshares Corp.	43,500	981,795
Bank of Princeton	39,000	701,610
Berkshire Hills Bancorp, Inc.	100,681	1,002,783
Central Valley Community Bancorp	20,000	262,800
CIT Group, Inc. (B)	216,700	4,110,799
Dime Community Bancshares, Inc.	113,650	1,334,819
First Citizens BancShares, Inc., Class A	13,538	5,765,428
First Community Bankshares, Inc.	66,000	1,290,960
First Merchants Corp.	56,700	1,385,181
Hanmi Financial Corp.	13,500	124,605
Hope Bancorp, Inc.	103,332	871,089
Lakeland Bancorp, Inc.	183,500	1,868,030
OceanFirst Financial Corp.	52,500	804,300
People’s United Financial, Inc.	117,000	1,262,430
Sandy Spring Bancorp, Inc.	103,000	2,381,360
Sterling Bancorp	107,500	1,209,375
Umpqua Holdings Corp.	155,500	1,687,175
United Bankshares, Inc. (B)	19,301	508,002
United Community Banks, Inc.	103,150	1,849,480
Washington Trust Bancorp, Inc.	21,621	720,844
Webster Financial Corp.	39,200	1,068,984
Western Alliance Bancorp	36,000	1,294,200

		32,486,049

Beverages - 1.3%
Molson Coors Beverage Co., Class B	227,100	8,520,792

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (A)	77,900	7,983,971
Exelixis, Inc. (A)	52,850	1,220,306
United Therapeutics Corp. (A)	35,400	3,946,038

		13,150,315

Building Products - 1.6%
American Woodmark Corp. (A)	27,500	2,217,050
Gibraltar Industries, Inc. (A)	16,300	843,036
Masonite International Corp. (A)	19,000	1,602,650
Owens Corning	29,000	1,753,630
PGT Innovations, Inc. (A)	124,000	2,116,680
Quanex Building Products Corp.	129,500	1,819,475

		10,352,521

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 0.6%
Piper Sandler Cos.	35,000	$ 2,166,850
Stifel Financial Corp.	39,000	1,890,720

		4,057,570

Chemicals - 2.6%
Axalta Coating Systems, Ltd. (A)	89,200	1,980,240
Chase Corp.	7,000	703,920
Corteva, Inc.	249,800	7,134,288
Huntsman Corp.	48,000	888,000
Mosaic Co.	433,800	5,843,286
Trinseo SA	20,550	445,935

		16,995,669

Commercial Services & Supplies - 0.5%
HNI Corp.	16,500	490,050
Knoll, Inc.	51,150	598,967
Tetra Tech, Inc.	21,850	1,937,002

		3,026,019

Communications Equipment - 1.0%
Arista Networks, Inc. (A)	8,700	2,259,999
Harmonic, Inc. (A)	128,000	714,240
KVH Industries, Inc. (A)	227,500	1,847,300
NETGEAR, Inc. (A)	11,850	364,387
Silicom, Ltd. (A)	41,500	1,563,305

		6,749,231

Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	72,700	3,613,917
EMCOR Group, Inc.	43,200	2,959,200
Granite Construction, Inc. (B)	26,000	440,960

		7,014,077

Construction Materials - 0.1%
US Concrete, Inc. (A)	37,000	918,340

Consumer Finance - 0.8%
Ally Financial, Inc.	247,205	4,968,821

Containers & Packaging - 0.3%
Sealed Air Corp.	59,100	2,108,688

Distributors - 1.1%
LKQ Corp. (A)	248,300	6,999,577

Diversified Consumer Services - 0.9%
American Public Education, Inc. (A)	86,000	2,503,460
K12, Inc. (A)	74,500	3,411,355

		5,914,815

Diversified Telecommunication Services - 1.2%
GCI Liberty, Inc., Class A (A)	98,400	7,713,576

Electric Utilities - 4.0%
FirstEnergy Corp.	239,100	6,933,900
OGE Energy Corp.	306,800	10,093,720
Portland General Electric Co.	16,500	728,145
PPL Corp.	293,700	7,818,294

		25,574,059

Electrical Equipment - 0.9%
Acuity Brands, Inc.	13,850	1,372,535

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
LSI Industries, Inc.	173,500	$ 1,016,710
Regal Beloit Corp.	33,850	3,113,185

		5,502,430

Electronic Equipment, Instruments & Components - 1.1%
Coherent, Inc. (A)	10,750	1,492,422
Methode Electronics, Inc.	78,000	2,199,600
OSI Systems, Inc. (A)	22,600	1,603,696
Vishay Intertechnology, Inc.	130,600	2,049,114

		7,344,832

Energy Equipment & Services - 0.6%
Baker Hughes Co.	186,500	2,888,885
Helmerich & Payne, Inc.	38,950	694,479

		3,583,364

Entertainment - 0.2%
Madison Square Garden Entertainment Corp. (A)	8,050	570,423
Madison Square Garden Sports Corp., Class A (A)	3,700	568,653

		1,139,076

Equity Real Estate Investment Trusts - 4.5%
Apple Hospitality, Inc.	153,500	1,353,870
Brandywine Realty Trust (B)	183,000	1,981,890
Colony Capital, Inc. (B)	785,666	1,508,479
Community Healthcare Trust, Inc.	56,850	2,599,751
DiamondRock Hospitality Co.	136,000	628,320
Gaming and Leisure Properties, Inc.	145,133	5,255,266
JBG SMITH Properties	239,139	6,937,422
Lexington Realty Trust	235,700	2,734,120
Physicians Realty Trust	159,500	2,877,380
Piedmont Office Realty Trust, Inc., Class A	55,000	891,550
Sabra Health Care, Inc.	134,000	1,975,160
Summit Hotel Properties, Inc.	74,000	383,320

		29,126,528

Food & Staples Retailing - 0.8%
US Foods Holding Corp. (A)	190,400	3,865,120
Village Super Market, Inc., Class A	44,800	1,131,200

		4,996,320

Food Products - 3.2%
Kraft Heinz Co.	206,900	7,113,222
Nomad Foods, Ltd. (A)	31,800	733,308
Post Holdings, Inc. (A)	103,600	9,193,464
Sanderson Farms, Inc.	9,350	1,042,478
Tyson Foods, Inc., Class A	32,800	2,015,560
Whole Earth Brands, Inc. (A) (B)	78,300	543,402

		20,641,434

Gas Utilities - 2.0%
UGI Corp.	381,300	12,712,542

Health Care Equipment & Supplies - 2.4%
Alcon, Inc. (A) (B)	85,400	5,122,292
AngioDynamics, Inc. (A)	130,500	1,077,930
Meridian Bioscience, Inc. (A)	101,500	2,485,735
OraSure Technologies, Inc. (A)	217,600	3,949,440
Zimmer Biomet Holdings, Inc.	20,900	2,818,574

		15,453,971

Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	77,000	7,714,630

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc. (A)	53,000	$ 2,911,820
BioTelemetry, Inc. (A) (B)	12,350	525,616
Centene Corp. (A)	120,700	7,875,675
Cross Country Healthcare, Inc. (A)	281,000	1,822,285
Encompass Health Corp.	31,300	2,130,904
Laboratory Corp. of America Holdings (A)	19,712	3,802,839

		26,783,769

Health Care Technology - 0.1%
Omnicell, Inc. (A)	12,600	885,654

Hotels, Restaurants & Leisure - 0.8%
Aramark	128,700	2,718,144
Churchill Downs, Inc.	17,750	2,458,730

		5,176,874

Household Durables - 1.3%
Helen of Troy, Ltd. (A)	11,250	2,117,812
KB Home	21,350	718,214
La-Z-Boy, Inc.	65,700	1,869,822
MDC Holdings, Inc.	32,000	1,434,560
PulteGroup, Inc.	17,200	749,920
Turtle Beach Corp. (A)	82,500	1,513,050

		8,403,378

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	38,850	2,104,116

Independent Power & Renewable Electricity Producers - 1.1%
Vistra Corp.	377,100	7,036,686

Insurance - 8.7%
Alleghany Corp.	16,200	8,461,584
Allstate Corp.	82,048	7,744,511
Arch Capital Group, Ltd. (A)	273,400	8,407,050
Fidelity National Financial, Inc.	309,000	9,999,240
Loews Corp.	241,300	8,785,733
Markel Corp. (A)	6,313	6,594,181
Old Republic International Corp.	102,350	1,644,764
Selective Insurance Group, Inc.	61,000	3,314,740
United Fire Group, Inc.	42,818	1,086,293

		56,038,096

Internet & Direct Marketing Retail - 1.4%
eBay, Inc.	78,900	4,361,592
Expedia Group, Inc.	21,926	1,776,225
Qurate Retail, Inc., Series A (A)	262,500	2,863,875

		9,001,692

IT Services - 2.2%
Alliance Data Systems Corp.	49,238	2,184,198
Euronet Worldwide, Inc. (A)	21,000	2,018,940
FleetCor Technologies, Inc. (A)	11,800	3,051,126
KBR, Inc.	117,500	2,613,200
Leidos Holdings, Inc.	26,000	2,474,160
Perficient, Inc. (A)	31,250	1,225,312
Science Applications International Corp.	7,650	611,847

		14,178,783

Leisure Products - 0.6%
MasterCraft Boat Holdings, Inc. (A)	142,500	2,949,750
Polaris, Inc.	8,150	844,585

		3,794,335

Machinery - 2.6%
Altra Industrial Motion Corp.	44,500	1,523,235

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Columbus McKinnon Corp.	62,242	$ 2,062,077
Douglas Dynamics, Inc.	38,000	1,343,300
Gencor Industries, Inc. (A)	99,500	1,191,015
Lydall, Inc. (A)	49,450	801,090
Miller Industries, Inc.	31,200	884,520
Mueller Industries, Inc.	82,200	2,298,312
Trinity Industries, Inc.	191,700	3,743,901
Watts Water Technologies, Inc., Class A	8,200	687,898
Westinghouse Air Brake Technologies Corp.	30,100	1,871,919

		16,407,267

Media - 5.6%
Discovery, Inc., Class C (A)	214,760	4,069,702
DISH Network Corp., Class A (A)	186,700	5,994,937
Fox Corp., Class A	194,900	5,022,573
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	207,073	7,245,484
MSG Networks, Inc., Class A (A) (B)	203,000	1,934,590
News Corp., Class A	464,316	5,906,100
ViacomCBS, Inc., Class B (B)	233,713	6,092,898

		36,266,284

Metals & Mining - 0.8%
Commercial Metals Co.	124,500	2,574,660
Kaiser Aluminum Corp.	22,000	1,362,900
Schnitzer Steel Industries, Inc., Class A	51,000	938,400

		4,875,960

Mortgage Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	1,078,042	7,988,291

Multi-Utilities - 2.0%
CenterPoint Energy, Inc.	411,400	7,820,714
NorthWestern Corp.	88,400	4,973,384

		12,794,098

Multiline Retail - 1.5%
Dollar Tree, Inc. (A)	101,200	9,447,020

Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp. (A)	420,904	1,245,876
Delek US Holdings, Inc.	51,196	894,906
EQT Corp.	294,740	4,279,625
HollyFrontier Corp.	105,200	2,893,000
Magnolia Oil & Gas Corp., Class A (A)	204,000	1,219,920
REX American Resources Corp. (A)	27,600	1,880,940
Williams Cos., Inc.	321,500	6,150,295

		18,564,562

Paper & Forest Products - 0.4%
Domtar Corp.	50,300	1,055,797
P.H. Glatfelter Co.	112,500	1,792,125

		2,847,922

Pharmaceuticals - 1.7%
BioDelivery Sciences International, Inc. (A)	397,700	1,666,363
Jazz Pharmaceuticals PLC (A)	58,600	6,343,450
Mylan NV (A)	181,200	2,919,132

		10,928,945

Professional Services - 1.3%
ASGN, Inc. (A)	40,500	2,772,630
FTI Consulting, Inc. (A)	13,000	1,552,720

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Heidrick & Struggles International, Inc.	47,100	$ 952,833
ICF International, Inc.	44,100	2,981,601

		8,259,784

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	122,000	496,540

Road & Rail - 0.3%
AMERCO	5,100	1,620,423

Semiconductors & Semiconductor Equipment - 4.5%
AXT, Inc. (A)	137,000	656,230
Brooks Automation, Inc.	25,250	1,374,862
Cohu, Inc.	119,514	2,250,449
Entegris, Inc.	34,850	2,506,063
MagnaChip Semiconductor Corp. (A) (B)	243,000	2,765,340
MaxLinear, Inc. (A)	25,000	633,750
MKS Instruments, Inc.	24,000	3,058,560
NeoPhotonics Corp. (A)	92,800	845,408
Onto Innovation, Inc. (A)	51,150	1,934,493
Qorvo, Inc. (A)	44,524	5,705,751
Silicon Motion Technology Corp., ADR	80,800	3,342,696
Tower Semiconductor, Ltd. (A)	98,200	2,111,300
Universal Display Corp.	10,600	1,849,170

		29,034,072

Software - 1.9%
CDK Global, Inc.	118,200	5,373,372
Progress Software Corp.	38,350	1,336,881
SS&C Technologies Holdings, Inc.	91,300	5,249,750

		11,960,003

Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A (B)	94,450	909,553
American Eagle Outfitters, Inc. (B)	234,000	2,340,000
Foot Locker, Inc.	40,750	1,197,642
Hibbett Sports, Inc. (A)	35,850	831,362
Ross Stores, Inc.	35,700	3,201,219
Urban Outfitters, Inc. (A) (B)	98,000	1,620,920
Williams-Sonoma, Inc.	24,500	2,134,440

		12,235,136

Technology Hardware, Storage & Peripherals - 1.4%
Dell Technologies, Inc., Class C (A)	64,300	3,847,069
NCR Corp. (A)	291,626	5,374,667

		9,221,736

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (A)	7,100	1,485,675
Steven Madden, Ltd.	61,700	1,306,806

		2,792,481

Thrifts & Mortgage Finance - 0.8%
Provident Financial Services, Inc.	75,500	1,030,575
TrustCo Bank Corp.	196,700	1,138,893
Washington Federal, Inc.	124,350	2,902,329

		5,071,797

Trading Companies & Distributors - 2.2%
AerCap Holdings NV (A)	223,272	6,012,715
HD Supply Holdings, Inc. (A)	229,239	8,046,289

		14,059,004

Total Common Stocks (Cost $560,956,668)		619,715,920

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (C)	3,248,266	$ 3,248,266

Total Other Investment Company (Cost $3,248,266)		3,248,266

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 0.00% (C), dated 07/31/2020, to be repurchased at $21,200,323 on 08/03/2020. Collateralized by U.S. Government Obligations, 1.63% - 2.13%, due 05/31/2023 - 03/31/2024, and with a total value of $21,624,444.	$ 21,200,323	21,200,323

Total Repurchase Agreement (Cost $21,200,323)		21,200,323

Total Investments (Cost $585,405,257)		644,164,509
Net Other Assets (Liabilities) - (0.0)% (D)		(319,589)

Net Assets - 100.0%		$ 643,844,920

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$619,715,920	$—	$—	$619,715,920
Other Investment Company	3,248,266	—	—	3,248,266
Repurchase Agreement	—	21,200,323	—	21,200,323

Total Investments	$622,964,186	$21,200,323	$—	$644,164,509

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $20,486,036, collateralized by cash collateral of $3,248,266 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $17,821,087. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2020.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 5